Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	30 Months Ended	42 Months Ended	54 Months Ended	66 Months Ended	78 Months Ended	90 Months Ended	102 Months Ended	114 Months Ended	126 Months Ended
		Apr. 30, 2015	Oct. 31, 2025	Apr. 30, 2016	Apr. 30, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000070601
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar International Equity Fund, Institutional Class Shares
Accumulated Value		$ 10,000		$ 9,470	$ 10,026	$ 11,259	$ 10,175	$ 10,784	$ 9,496	$ 12,081	$ 8,901	$ 9,957	$ 12,315	$ 14,702
C000015898
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar International Equity Fund, Investor Class Shares
Accumulated Value		10,000		9,455	9,998	11,219	10,123	10,718	9,425	11,982	8,817	9,861	12,181	14,528
C000015896
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar Opportunity Fund, Institutional Class Shares
Accumulated Value		10,000		9,762	11,298	12,303	12,057	13,680	14,649	20,472	18,925	19,772	25,523	27,973
C000015897
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar Opportunity Fund, Investor Class Shares
Accumulated Value		10,000		9,739	11,240	12,229	11,964	13,557	14,493	20,207	18,642	19,437	25,043	27,388
C000070602
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar Small Cap Fund, Institutional Class Shares
Accumulated Value		10,000		8,770	10,037	10,421	10,391	11,676	11,017	15,553	14,432	13,650	16,870	18,254
C000015899
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar Small Cap Fund, Investor Class Shares
Accumulated Value		10,000		8,749	9,985	10,365	10,326	11,582	10,915	15,368	14,237	13,444	16,572	17,897
C000148331
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar SMID Fund, Institutional Class Shares
Accumulated Value		10,000		8,973	11,012	11,489	12,203	14,117	13,649	19,678	18,562	18,833	22,117	20,715
C000101540
Account Value [Line Items]
Line Graph and Table Measure Name			Cambiar SMID Fund, Investor Class Shares
Accumulated Value		10,000		8,973	11,006	11,482	12,194	14,097	13,616	19,616	18,490	18,745	21,991	20,573
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI EAFE Index (USD) (NR)
Accumulated Value		10,000		9,068	10,092	11,176	10,410	11,560	10,766	14,446	11,124	12,726	15,648	19,252
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI EAFE Index (USD) (NR)
Accumulated Value		10,000		9,068	10,092	11,176	10,410	11,560	10,766	14,446	11,124	12,726	15,648	19,252
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		9,982	11,837	12,893	13,744	15,598	17,181	24,723	20,639	22,369	30,837	37,255
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		9,982	11,837	12,893	13,744	15,598	17,181	24,723	20,639	22,369	30,837	37,255
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		9,982	11,837	12,893	13,744	15,598	17,181	24,723	20,639	22,369	30,837	37,255
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		9,982	11,837	12,893	13,744	15,598	17,181	24,723	20,639	22,369	30,837	37,255
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		9,982	11,837	12,893	13,744	15,598	17,181	24,723	20,639	22,369	30,837	37,255
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]		Russell 3000 Index (USD) (TR)
Accumulated Value		10,000		9,982	11,837	12,893	13,744	15,598	17,181	24,723	20,639	22,369	30,837	37,255
Russell 1000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		Russell 1000 Value Benchmark Index (USD) (TR)
Accumulated Value		10,000		9,960	11,608	12,242	12,613	14,027	12,966	18,640	17,335	17,359	22,736	25,270
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		10,121	11,934	13,020	13,977	15,979	17,531	25,054	21,393	23,563	32,521	39,497
Russell 1000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		Russell 1000 Value Benchmark Index (USD) (TR)
Accumulated Value		10,000		9,960	11,608	12,242	12,613	14,027	12,966	18,640	17,335	17,359	22,736	25,270
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		10,121	11,934	13,020	13,977	15,979	17,531	25,054	21,393	23,563	32,521	39,497
Russell 2000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]		Russell 2000 Value Benchmark Index (USD) (TR)
Accumulated Value		10,000		9,629	12,246	12,925	12,848	13,262	11,416	18,756	16,744	15,081	19,872	21,835
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]		Russell 2000 Index (USD) (TR)
Accumulated Value		10,000		9,406	11,816	12,763	12,999	13,637	13,618	20,536	16,728	15,296	20,508	23,463
Russell 2000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]		Russell 2000 Value Benchmark Index (USD) (TR)
Accumulated Value		10,000		9,629	12,246	12,925	12,848	13,262	11,416	18,756	16,744	15,081	19,872	21,835
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]		Russell 2000 Index (USD) (TR)
Accumulated Value		10,000		9,406	11,816	12,763	12,999	13,637	13,618	20,536	16,728	15,296	20,508	23,463
Russell 2500 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]		Russell 2500 Value Benchmark Index (USD) (TR)
Accumulated Value		10,000		9,805	11,830	12,403	12,437	13,195	11,623	18,381	16,422	15,611	20,672	22,762
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index (USD)
Accumulated Value		10,000		9,573	11,554	12,455	12,804	13,937	14,231	21,266	17,528	16,717	22,247	24,903
Russell 2500 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]		Russell 2500 Value Benchmark Index (USD) (TR)
Accumulated Value		10,000		9,805	11,830	12,403	12,437	13,195	11,623	18,381	16,422	15,611	20,672	22,762
Russell 2500 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index (USD)
Accumulated Value		$ 10,000		$ 9,573	$ 11,554	$ 12,455	$ 12,804	$ 13,937	$ 14,231	$ 21,266	$ 17,528	$ 16,717	$ 22,247	$ 24,903

[1]	EAFE – Europe, Australasia, and the Far East
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	EAFE – Europe, Australasia, and the Far East
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.